Stockholders' Deficit (Tables)	12 Months Ended
Jun. 30, 2020
Equity [Abstract]
Schedule of aggregate intrinsic value of the warrants
	Outstanding at	Issued /		Outstanding
Exercise Price	June 30, 2018	(exercised) in 2019	Expired	June 30, 2019
$0.15	500,000		-	500,000
$0.20	105,000		-	105,000
$0.30	500,000	(400,000)	-	100,000
$0.40	-	150,000	-	150,000
$0.75	300,000	-	-	300,000
	1,405,000	(250,000)	-	1,155,000

	Outstanding at	Issued /		Outstanding
Exercise Price	June 30, 2019	(exercised) in 2020	Expired	June 30, 2020
$0.15	500,000		-	500,000
$0.20	105,000		-	105,000
$0.30	100,000		-	100,000
$0.40	150,000		-	150,000
$0.75	300,000	-	-	300,000
	1,155,000		-	1,155,000